13F-HR
			Form 13F Holdings Report Initial Filing

		                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     349901


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Jan 30 Call       OPTION              079860102    10857     8449     X    SOLE                     8449
Freescale Jan 35 Call       OPTION              35687M107      206      515     X    SOLE                      515
HCA Inc Nov 47.5 Call       OPTION              404119109        9       30     X    SOLE                       30
Advo Inc                    COMMON              007585102     7298   260820     X    SOLE                   260820
Allied Defense Group        COMMON              019118108     1345    81839     X    SOLE                    81839
Andrx Corp                  COMMON              034553107     3163   129479     X    SOLE                   129479
Aventine Renewable Energy   COMMON              05356X403     3693   172673     X    SOLE                   172673
Aventine Renewable Energy   COMMON              05356X403      607    28380     X    SOLE                    28380
Aventine Renewable Energy   COMMON              05356X403      450    21030     X    SOLE                    21030
Amerus Group                COMMON              03072M108     7149   105121     X    SOLE                   105121
Anormed Inc                 COMMON              035910108     1664   131572     X    SOLE                   131572
ATI Technologies Inc        COMMON              001941103    23511  1095582     X    SOLE                  1095582
Comcast A                   COMMON              20030N101    15940   431977     X    SOLE                   431977
Courtside Acq. Common       COMMON              22274N102     2650   500000     X    SOLE                   500000
Crystal River Cap Inc       COMMON              229393301     1291    57409     X    SOLE                    57409
Crystal River Cap Inc       COMMON              229393301      534    23723     X    SOLE                    23723
Trump Entertainment Resorts COMMON              89816T103     1219    71882     X    SOLE                    71882
Eurozinc Mining Corp.       COMMON              298804105     1734   728944     X    SOLE                   728944
Winthrop Realty Trust       COMMON              976391102      749   116158     X    SOLE                   116158
Grubb & Ellis Realty Comm   COMMON              400096103      920   164658     X    SOLE                   164658
Gold Kist Inc               COMMON              380614107    11504   552002     X    SOLE                   552002
Glamis Gold Ltd             COMMON              376775102    10202   259546     X    SOLE                   259546
WR Grace & Co.              COMMON              38388F108     3957   298399     X    SOLE                   298399
HCA Inc                     COMMON              404119109    28771   576683     X    SOLE                   576683
Heritage Property InvestmentCOMMON              42725M107     5043   138324     X    SOLE                   138324
Intrawest Corp              COMMON              460915200     9491   274792     X    SOLE                   274792
Internet Security Systems   COMMON              46060X107     5343   192454     X    SOLE                   192454
Leap Wireless Intl          COMMON              521863308     5329   109895     X    SOLE                   109895
Cheniere Energy Inc         COMMON              16411R208     1321    44459     X    SOLE                    44459
McData Corp. Class B        COMMON              580031102      630   127801     X    SOLE                   127801
McData Corp Class A         COMMON              580031201     7860  1562650     X    SOLE                  1562650
Macdermid Inc               COMMON              554273102     2109    64653     X    SOLE                    64653
Maverick Tube corp          COMMON              577914104    28678   442358     X    SOLE                   442358
Inco Limited                COMMON              453258402    75412   988747     X    SOLE                   988747
NS Group                    COMMON              628916108    16896   261758     X    SOLE                   261758
Petco Animal Supplies       COMMON              716016209     4037   141002     X    SOLE                   141002
Ram Energy Resources        COMMON              75130P109     1079   224830     X    SOLE                   224830
Resource America Inc        COMMON              761195205     1998    96042     X    SOLE                    96042
Riviera Holdings            COMMON              769627100      668    32685     X    SOLE                    32685
Aramark Corp                COMMON              038521100     9276   282295     X    SOLE                   282295
Resource Capital Corp       COMMON              76120W302     1739   112563     X    SOLE                   112563
Resource Capital Corp       COMMON              76120W302      550    35570     X    SOLE                    35570
Resource Capital Corp       COMMON              76120W302     2095   135592     X    SOLE                   135592
Tripath Imaging Inc         COMMON              896942109     3584   396874     X    SOLE                   396874
Trizec Properties Inc       COMMON              89687P107    14374   497201     X    SOLE                   497201
Veritas DGC Inc             COMMON              92343P107     4356    66179     X    SOLE                    66179
General Finance Corp-Unit   COMMON              369822200     1624   202946     X    SOLE                   202946
Global Logistics - Units    COMMON              379414204     3276   400000     X    SOLE                   400000
HD Partners Acq. - Units    COMMON              40415K209      832   108724     X    SOLE                   108724
Marathon Acq. Corp          COMMON              565756202     1800   224977     X    SOLE                   224977
General Mtrs  4.5% 3/6/32   PREFERRED           370442741        2       96     X    SOLE                       96
Apria Hlthcare Grp Dec 20   OPTION              037933108       42      334     X    SOLE                      334
Apria Hlthcare Grp Dec 22.  OPTION              037933108       46      152     X    SOLE                      152
Starwood Htls & Rsrt Nov 5  OPTION              85590A401        3       75     X    SOLE                       75
Oil Service Trst Nov 115 PutOPTION              678002106       29      164     X    SOLE                      164
S&P Depositry Rcpts Dec 11  OPTION              78462F103       11      381     X    SOLE                      381
WCI Commun Oct 15 Put       OPTION              92923C104       16      627     X    SOLE                      627
WCI Commun Oct 17.5 Put     OPTION              92923C104       87      827     X    SOLE                      827
Courtside Acq. Warrants     WARRANTS            22274N110      370  1000000     X    SOLE                  1000000
Grubb & Ellis Realty Wnt    WARRANTS            400096111      166   435576     X    SOLE                   435576
Ram Energy Resources        WARRANTS            75130P117      306   315000     X    SOLE                   315000